LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Equity method investments (a)	99,551	92,579
Equity securities accounted for under measurement alternative (b)	218,407	209,114
Equity securities with readily determinable fair values (c)	46,576	6,263
Total long-term investments	364,534	307,956